UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Symphony Credit Opportunities Fund

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 94.7%

	CORPORATE BONDS – 74.6%

	Aerospace & Defense – 0.5%

$2,500	TransDigm Inc.	6.000%	7/15/22	B–	$2,440,625

	Beverages – 0.6%

3,700	Cott Holdings Inc., 144A	5.500%	4/01/25	B1	3,487,250

	Building Products – 0.6%

3,410	Builders FirstSource Inc., 144A	5.625%	9/01/24	BB–	3,162,775

	Capital Markets – 0.6%

3,700	LPL Holdings Inc., 144A	5.750%	9/15/25	BB–	3,468,750

	Chemicals – 1.0%

3,600	PQ Corporation, 144A	5.750%	12/15/25	B	3,330,000

1,900	Valvoline Inc.	5.500%	7/15/24	BB+	1,857,250
5,500	Total Chemicals				5,187,250

	Commercial Services & Supplies – 1.1%

2,700	Covanta Holding Corporation	5.875%	7/01/25	B1	2,484,000

1,650	Ritchie Bros Auctioneers Inc., 144A	5.375%	1/15/25	BB	1,600,500

1,650	Tervita Escrow Corporation, 144A	7.625%	12/01/21	B+	1,571,625
6,000	Total Commercial Services & Supplies				5,656,125

	Communications Equipment – 2.5%

3,435	Avaya Inc., 144A, (3), (4)	7.000%	4/01/19	N/R	—

11,050	Avaya Inc., 144A, (3), (4)	10.500%	3/01/21	N/R	—

5,050	CommScope Inc., 144A	5.500%	6/15/24	BB–	4,620,750

3,510	CommScope Technologies LLC, 144A	6.000%	6/15/25	BB–	3,194,100

1,115	Intelsat Jackson Holdings SA	5.500%	8/01/23	CCC+	970,050

4,000	Intelsat Jackson Holdings SA, 144A	9.750%	7/15/25	CCC+	4,011,200

850	ViaSat Inc., 144A	5.625%	9/15/25	BB–	782,000
29,010	Total Communications Equipment				13,578,100

	Construction & Engineering – 0.6%

3,000	Great Lakes Dredge & Dock Corporation	8.000%	5/15/22	B–	3,048,750

	Construction Materials – 0.1%

850	Summit Materials LLC / Summit Materials Finance Corporation, 144A	5.125%	6/01/25	BB	773,500

	Consumer Finance – 2.3%

1,910	Curo Group Holdings Corporation, 144A	8.250%	9/01/25	B–	1,499,350

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance (continued)

$2,200	DAE Funding LLC, 144A	5.250%	11/15/21	BB+	$2,164,250

1,700	DAE Funding LLC, 144A	4.500%	8/01/22	BB+	1,632,000

2,000	First Data Corporation, 144A	5.375%	8/15/23	BB+	1,965,000

2,000	Navient Corporation	6.625%	7/26/21	BB	1,930,000

850	Provident Funding Associates LP / PFG Finance Corporation, 144A	6.375%	6/15/25	B+	765,000

2,750	Refinitiv US Holdings Inc., 144A	6.250%	5/15/26	BB+	2,653,750
13,410	Total Consumer Finance				12,609,350

	Containers & Packaging – 4.8%

4,670	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc., 144A	4.625%	5/15/23	BB	4,423,844

4,400	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc., 144A	6.000%	2/15/25	B	4,061,728

3,150	Cascades Inc., 144A	5.500%	7/15/22	BB–	3,071,250

1,775	Crown Americas LLC / Crown Americas Capital Corporation VI, 144A	4.750%	2/01/26	BB–	1,684,031

2,000	Flex Acquisition Co Inc., 144A	6.875%	1/15/25	CCC+	1,780,000

1,890	Graphic Packaging International LLC	4.125%	8/15/24	BB+	1,776,600

5,627	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A	5.125%	7/15/23	B+	5,359,718

2,000	Sealed Air Corporation, 144A	5.125%	12/01/24	BB+	1,962,500

1,750	Sealed Air Corporation, 144A	5.500%	9/15/25	BB+	1,728,125
27,262	Total Containers & Packaging				25,847,796

	Diversified Financial Services – 0.8%

1,036	ASP AMC Merger Sub Inc., 144A	8.000%	5/15/25	CCC	549,080

3,825	MSCI Inc., 144A	4.750%	8/01/26	BB+	3,624,188
4,861	Total Diversified Financial Services				4,173,268

	Diversified Telecommunication Services – 2.8%

3,000	CenturyLink Inc.	5.800%	3/15/22	BB	2,887,500

1,500	Cogent Communications Finance Inc., 144A	5.625%	4/15/21	B–	1,492,500

6,150	Intelsat Luxembourg SA	7.750%	6/01/21	Ca	5,596,500

1,455	Level 3 Financing Inc.	5.125%	5/01/23	BB	1,404,075

1,900	Qualitytech LP / QTS Finance Corporation, 144A	4.750%	11/15/25	BB	1,776,500

750	Virgin Media Finance PLC, 144A	6.000%	10/15/24	B	720,375

1,400	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	1,249,500
16,155	Total Diversified Telecommunication Services				15,126,950

	Electrical Equipment – 0.4%

850	Energizer Gamma Acquisition Inc., 144A	6.375%	7/15/26	BB–	779,875

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electrical Equipment (continued)

$1,325	EnerSys, 144A	5.000%	4/30/23	BB+	$1,291,875
2,175	Total Electrical Equipment				2,071,750

	Energy Equipment & Services – 1.7%

2,000	Bristow Group Inc.	6.250%	10/15/22	B–	700,000

4,000	FTS International Inc.	6.250%	5/01/22	B	3,540,000

1,300	Nabors Industries Inc.	5.500%	1/15/23	BB	1,031,784

1,300	Oceaneering International Inc.	6.000%	2/01/28	BB+	1,048,781

1,320	Seven Generations Energy Ltd, 144A	5.375%	9/30/25	BB	1,181,400

900	Transocean Guardian Ltd, 144A	5.875%	1/15/24	B+	861,750

900	Transocean Pontus Ltd, 144A	6.125%	8/01/25	B+	868,500
11,720	Total Energy Equipment & Services				9,232,215

	Entertainment – 0.4%

2,350	Netflix Inc.	4.875%	4/15/28	BB–	2,144,375

	Equity Real Estate Investment Trusts – 1.5%

3,200	CyrusOne LP / CyrusOne Finance Corporation	5.000%	3/15/24	BBB–	3,136,000

4,775	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	BBB–	4,722,523
7,975	Total Equity Real Estate Investment Trusts				7,858,523

	Food & Staples Retailing – 0.5%

2,695	Performance Food Group Inc., 144A	5.500%	6/01/24	BB	2,607,413

	Food Products – 1.9%

3,000	B&G Foods Inc.	4.625%	6/01/21	BB–	2,925,000

3,000	JBS Investments GmbH, 144A	6.250%	2/05/23	BB–	2,970,000

1,820	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB	1,706,250

2,500	Post Holdings Inc., 144A	5.500%	3/01/25	B+	2,399,525
10,320	Total Food Products				10,000,775

	Gas Utilities – 0.6%

3,300	Rockpoint Gas Storage Canada Ltd, 144A	7.000%	3/31/23	BB–	3,102,000

	Health Care Equipment & Supplies – 1.7%

850	AMN Healthcare Inc., 144A	5.125%	10/01/24	Ba2	813,875

1,000	Avantor Inc., 144A	9.000%	10/01/25	B–	1,000,000

1,500	Hill–Rom Holdings Inc., 144A	5.000%	2/15/25	BB	1,425,000

820	Hologic Inc., 144A	4.375%	10/15/25	BB–	762,600

5,240	Kinetic Concepts Inc. / KCI USA Inc., 144A	7.875%	2/15/21	B1	5,305,500
9,410	Total Health Care Equipment & Supplies				9,306,975

	Health Care Providers & Services – 3.1%

2,365	Encompass Health Corporation	5.750%	11/01/24	B+	2,341,350

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$2,250	HCA Inc.	5.250%	6/15/26	BBB–	$2,233,125

1,900	HCA Inc.	5.375%	9/01/26	Ba2	1,847,750

4,000	Molina Healthcare Inc.	5.375%	11/15/22	BB–	3,860,000

3,500	Molina Healthcare Inc., 144A	4.875%	6/15/25	BB–	3,193,750

1,000	Polaris Intermediate Corporation, 144A	8.500%	12/01/22	B–	912,120

2,700	WellCare Health Plans Inc.	5.250%	4/01/25	BB	2,598,750
17,715	Total Health Care Providers & Services				16,986,845

	Health Care Technology – 0.3%

1,900	Change Health Care Holdings LLC, 144A	5.750%	3/01/25	B–	1,771,750

	Hotels, Restaurants & Leisure – 9.6%

3,750	1011778 BC ULC / New Red Finance Inc., 144A	4.250%	5/15/24	Ba3	3,453,038

1,865	Boyd Gaming Corporation	6.375%	4/01/26	B	1,804,388

1,700	Boyne USA Inc., 144A	7.250%	5/01/25	B	1,755,250

2,600	Eldorado Resorts Inc.	6.000%	4/01/25	B	2,508,064

940	Hilton Domestic Operating Co Inc.	4.250%	9/01/24	BB+	888,300

3,400	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	3,408,500

3,550	Interval Acquisition Corporation	5.625%	4/15/23	BB	3,541,125

4,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corporation, 144A	6.750%	11/15/21	B+	4,040,000

3,100	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	2,991,500

875	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A	4.750%	6/01/27	BB	813,750

900	Marriott Ownership Resorts Inc. / ILG LLC, 144A	6.500%	9/15/26	BB	868,500

3,775	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/01/24	BB+	3,737,250

2,400	Penn National Gaming Inc., 144A	5.625%	1/15/27	B+	2,148,000

10,000	Scientific Games International Inc.	6.625%	5/15/21	CCC+	9,475,000

500	Scientific Games International Inc., 144A	5.000%	10/15/25	Ba3	446,250

1,100	Stars Group Holdings BV / Stars Group US Co-Borrower LLC, 144A	7.000%	7/15/26	B–	1,069,750

1,700	Station Casinos LLC, 144A	5.000%	10/01/25	B–	1,538,500

2,750	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corporation, 144A	5.875%	5/15/25	B–	2,571,250

3,400	Wyndham Hotels & Resorts Inc., 144A	5.375%	4/15/26	Ba2	3,264,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure (continued)

$2,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corporation, 144A	4.250%	5/30/23	BB–	$1,880,000
54,305	Total Hotels, Restaurants & Leisure				52,202,415

	Household Durables – 1.2%

1,000	Beazer Homes USA Inc.	8.750%	3/15/22	B3	1,000,000

1,950	KB Home	7.000%	12/15/21	BB–	1,984,125

2,250	Shea Homes LP / Shea Homes Funding Corporation, 144A	5.875%	4/01/23	BB–	2,053,125

1,800	William Lyon Homes Inc.	6.000%	9/01/23	B+	1,620,000
7,000	Total Household Durables				6,657,250

	Household Products – 0.1%

800	Resideo Funding Inc., 144A	6.125%	11/01/26	BB+	788,000

	Independent Power & Renewable Electricity Producers – 0.4%

2,500	Pattern Energy Group Inc., 144A	5.875%	2/01/24	BB–	2,412,500

	Insurance – 0.2%

1,250	Fidelity & Guaranty Life Holdings Inc., 144A	5.500%	5/01/25	BB+	1,194,125

	Internet Software & Services – 0.3%

1,700	J2 Cloud Services LLC / j2 Global Co-Obligor Inc., 144A	6.000%	7/15/25	BB	1,661,750

	IT Services – 1.6%

2,750	Booz Allen Hamilton Inc., 144A	5.125%	5/01/25	B+	2,612,500

4,000	CDW LLC / CDW Finance Corporation	5.500%	12/01/24	Ba2	3,950,000

2,350	First Data Corporation, 144A	5.000%	1/15/24	BB+	2,261,875
9,100	Total IT Services				8,824,375

	Life Sciences Tools & Services – 0.5%

2,750	Charles River Laboratories International Inc., 144A	5.500%	4/01/26	BB+	2,708,750

	Machinery – 0.6%

1,000	Cloud Crane LLC, 144A	10.125%	8/01/24	B	1,027,500

2,400	USA Compression Partners LP / USA Compression Finance Corporation, 144A	6.875%	4/01/26	BB–	2,304,000
3,400	Total Machinery				3,331,500

	Media – 10.7%

4,000	CSC Holdings LLC, 144A	5.125%	12/15/21	B+	3,920,000

725	CSC Holdings LLC, 144A	4.000%	3/01/23	BB+	676,063

2,375	CSC Holdings LLC, 144A	5.125%	5/01/23	BB+	2,309,687

3,790	CSC Holdings LLC, 144A	5.375%	7/15/23	BB	3,698,737

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$2,000	CSC Holdings LLC, 144A	5.375%	5/01/25	BB+	$1,917,500

1,500	CSC Holdings LLC, 144A	5.500%	5/01/26	BB+	1,441,875

2,000	CSC Holdings LLC, 144A	5.500%	4/15/27	BB	1,860,000

2,500	DISH DBS Corporation	5.875%	7/15/22	BB	2,300,000

1,500	DISH DBS Corporation	5.000%	3/15/23	BB	1,248,750

1,750	EW Scripps Company, 144A	5.125%	5/15/25	BB–	1,605,625

3,890	Gray Television Inc., 144A	5.125%	10/15/24	BB–	3,586,580

31,633	iHeartCommunications Inc., (cash 12.000%, PIK 2.000%), (4)	14.000%	2/01/21	C	3,479,596

8,000	iHeartCommunications Inc., 144A, (4)	9.000%	3/01/21	C	5,120,000

6,435	Intelsat Luxembourg SA	8.125%	6/01/23	CCC–	4,987,125

1,800	Lamar Media Corporation	5.750%	2/01/26	BB	1,822,500

2,125	Nexstar Broadcasting Inc.	5.875%	11/15/22	B+	2,119,687

1,890	Nexstar Broadcasting Inc., 144A	5.625%	8/01/24	B+	1,767,150

4,975	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	4,751,125

2,000	Quebecor Media Inc.	5.750%	1/15/23	B+	2,010,000

1,800	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	1,705,500

2,200	UPCB Finance IV Ltd, 144A	5.375%	1/15/25	BB+	2,057,264

1,600	Videotron Ltd, 144A	5.125%	4/15/27	BB	1,512,000

2,300	Virgin Media Secured Finance PLC, 144A	5.250%	1/15/26	BB+	2,107,375
92,788	Total Media				58,004,139

	Metals & Mining – 0.4%

1,250	Hudbay Minerals Inc., 144A	7.250%	1/15/23	B+	1,234,375

850	Steel Dynamics Inc.	4.125%	9/15/25	BB+	780,937
2,100	Total Metals & Mining				2,015,312

	Mortgage Real Estate Investment Trusts – 0.3%

1,875	Starwood Property Trust Inc.	5.000%	12/15/21	BB–	1,842,187

	Oil, Gas & Consumable Fuels – 7.4%

5,100	California Resources Corporation, 144A	8.000%	12/15/22	B–	3,455,250

1,890	Callon Petroleum Co	6.125%	10/01/24	B+	1,757,700

1,750	Calumet Specialty Products Partners LP / Calumet Finance Corporation	6.500%	4/15/21	B–	1,461,250

2,700	Cheniere Energy Partners LP	5.250%	10/01/25	BB	2,517,750

1,900	Denbury Resources Inc.	6.375%	8/15/21	CCC+	1,382,250

2,346	Denbury Resources Inc., 144A	9.250%	3/31/22	B+	2,164,185

3,760	Diamondback Energy Inc.	4.750%	11/01/24	BBB–	3,628,400

870	EP Energy LLC / Everest Acquisition Finance Inc., 144A	9.375%	5/01/24	Caa2	387,150

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,620	EP Energy LLC / Everest Acquisition Finance Inc., 144A	8.000%	2/15/25	Caa2	$668,250

3,710	Holly Energy Partners LP / Holly Energy Finance Corporation, 144A	6.000%	8/01/24	BB	3,635,800

1,000	Lightstream Resources Ltd, 144A, (4)	8.625%	2/01/20	N/R	12,500

605	MEG Energy Corporation, 144A	6.500%	1/15/25	BB+	614,075

2,350	Murphy Oil Corporation	6.875%	8/15/24	BBB–	2,337,140

1,750	Murphy Oil Corporation	5.750%	8/15/25	BBB–	1,635,341

1,500	Parsley Energy LLC / Parsley Finance Corporation, 144A	6.250%	6/01/24	BB–	1,455,000

750	Parsley Energy LLC / Parsley Finance Corporation, 144A	5.250%	8/15/25	BB–	678,750

1,890	PDC Energy Inc.	6.125%	9/15/24	BB–	1,748,250

5,000	Peabody Energy Corporation, 144A	6.000%	3/31/22	BB	4,850,000

1,820	QEP Resources Inc.	5.625%	3/01/26	BB	1,510,600

700	Rex Energy Corporation	8.000%	10/01/20	N/R	8,540

2,000	Whiting Petroleum Corporation	5.750%	3/15/21	BB	1,900,000

1,750	WPX Energy Inc.	5.750%	6/01/26	BB–	1,583,750
46,761	Total Oil, Gas & Consumable Fuels				39,391,931

	Paper & Forest Products – 0.6%

950	Louisiana–Pacific Corporation	4.875%	9/15/24	BB+	916,750

2,250	Norbord Inc., 144A	6.250%	4/15/23	BB+	2,253,622
3,200	Total Paper & Forest Products				3,170,372

	Pharmaceuticals – 1.6%

2,799	Advanz Pharma Corporation	8.000%	9/06/24	B–	2,631,060

2,750	Bausch Health Cos Inc., 144A	5.875%	5/15/23	B–	2,543,750

1,875	Catalent Pharma Solutions Inc., 144A	4.875%	1/15/26	B+	1,776,562

1,750	Valeant Pharmaceuticals International, 144A	8.500%	1/31/27	B–	1,697,500
9,174	Total Pharmaceuticals				8,648,872

	Real Estate Management & Development – 0.5%

2,700	Howard Hughes Corporation, 144A	5.375%	3/15/25	BB–	2,538,000

	Semiconductors & Semiconductor Equipment – 0.6%

1,820	Entegris Inc., 144A	4.625%	2/10/26	BB	1,674,400

900	Qorvo Inc., 144A	5.500%	7/15/26	BB+	859,500

825	Versum Materials Inc., 144A	5.500%	9/30/24	BB+	816,750
3,545	Total Semiconductors & Semiconductor Equipment				3,350,650

	Software – 2.0%

2,000	Blackboard Inc., 144A	9.750%	10/15/21	CCC–	1,360,000

1,000	Fair Isaac Corporation, 144A	5.250%	5/15/26	BB+	967,500

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Software (continued)

$6,550	Infor Software Parent LLC / Infor Software Parent Inc., 144A			7.125%	5/01/21	CCC	$6,369,875

900	Nuance Communications Inc.			5.625%	12/15/26	BB–	855,000

1,600	Symantec Corporation, 144A			5.000%	4/15/25	Baa3	1,492,899
12,050	Total Software						11,045,274

	Specialty Retail – 0.1%

1,360	Neiman Marcus Group Ltd LLC, 144A			8.000%	10/15/21	Ca	561,000

	Textiles, Apparel & Luxury Goods – 0.3%

1,750	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 144A			7.500%	5/01/25	B1	1,637,125

	Thrifts & Mortgage Finance – 1.1%

3,500	Freedom Mortgage Corporation, 144A			8.125%	11/15/24	B+	3,001,250

3,150	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation, 144A			5.250%	3/15/22	BB	3,063,375
6,650	Total Thrifts & Mortgage Finance						6,064,625

	Trading Companies & Distributors – 0.5%

1,700	Ashtead Capital Inc., 144A			4.125%	8/15/25	BBB–	1,555,500

1,425	BMC East LLC, 144A			5.500%	10/01/24	BB	1,328,812
3,125	Total Trading Companies & Distributors						2,884,312

	Wireless Telecommunication Services – 3.6%

2,000	Altice Financing SA, 144A			6.625%	2/15/23	B+	1,920,000

3,480	Hughes Satellite Systems Corporation			5.250%	8/01/26	BBB–	3,188,550

2,750	Intelsat Connect Finance SA, 144A			9.500%	2/15/23	CCC–	2,365,000

2,250	Intelsat Jackson Holdings SA, 144A			8.500%	10/15/24	CCC+	2,182,500

2,000	Level 3 Financing Inc.			5.375%	8/15/22	BB	1,960,960

2,000	Sprint Corporation			7.250%	9/15/21	B+	2,047,000

5,550	Sprint Corporation			7.875%	9/15/23	B+	5,695,688

200	Syniverse Holdings Inc.			9.125%	1/15/19	CCC+	197,500
20,230	Total Wireless Telecommunication Services						19,557,198
$479,031	Total Corporate Bonds (cost $454,481,054)						404,134,772

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 19.0% (6)

	Aerospace & Defense – 0.9%

$4,298	Sequa Corporation, Term Loan B	7.408%	3-Month LIBOR	5.000%	11/28/21	B	$4,120,750

985	Sequa Corporation, Term Loan, Second Lien	11.520%	3-Month LIBOR	9.000%	4/28/22	Caa2	935,674
5,283	Total Aerospace & Defense						5,056,424

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Commercial Services & Supplies – 0.9%

$708	Education Management LLC, Tranche A, Term Loan, (4)	0.000%	N/A	N/A	7/02/20	N/R	$49,579

1,595	Education Management LLC, Tranche B, Term Loan, (4)	0.000%	N/A	N/A	7/02/20	N/R	59,801

1,963	Getty Images, Inc., Term Loan B, First Lien	6.022%	1-Month LIBOR	3.500%	10/18/19	B3	1,916,206

3,161	iQor US, Inc., Term Loan, First Lien	7.398%	3-Month LIBOR	5.000%	4/01/21	Caa1	2,860,773
7,427	Total Commercial Services & Supplies						4,886,359

	Communications Equipment – 0.4%

1,985	Avaya, Inc., Tranche B Term Loan, (4)	6.701%	2-Month LIBOR	4.250%	12/15/24	BB–	1,921,692

	Consumer Finance – 0.5%

2,743	Verscend Technologies, Tern Loan B	7.022%	1-Month LIBOR	4.500%	8/27/25	B+	2,660,831

	Diversified Consumer Services – 0.9%

2,426	Cengage Learning Acquisitions, Inc., Term Loan B	6.754%	1-Month LIBOR	4.250%	6/07/23	B	2,085,827

3,095	Laureate Education, Inc., Term Loan B	6.027%	3-Month LIBOR	3.500%	4/26/24	B+	3,042,385
5,521	Total Diversified Consumer Services						5,128,212

	Diversified Financial Services – 0.9%

4,172	Freedom Mortgage Corporation, Term Loan B	7.272%	1-Month LIBOR	4.750%	2/23/22	Ba2	4,130,091

916	Veritas US, Inc., Term Loan B1	7.092%	3-Month LIBOR	4.500%	1/27/23	B	787,847
5,088	Total Diversified Financial Services						4,917,938

	Diversified Telecommunication Services – 0.5%

2,850	Numericable Group S.A., Term Loan B13	6.455%	1-Month LIBOR	4.000%	8/14/26	B	2,699,777

	Energy Equipment & Services – 1.1%

3,474	McDermott International, Term Loan	7.522%	1-Month LIBOR	5.000%	5/12/25	BB–	3,252,298

3,695	Seadrill Partners LLC, Initial Term Loan	8.803%	3-Month LIBOR	6.000%	2/21/21	CCC+	2,909,588
7,169	Total Energy Equipment & Services						6,161,886

	Health Care Equipment & Supplies – 0.2%

1,489	Air Methods Term Loan, First Lien	6.303%	3-Month LIBOR	3.500%	4/22/24	B	1,188,006

	Health Care Providers & Services – 0.7%

3,990	Kindred at Home Hospice, Term Loan B	6.313%	1-Month LIBOR	3.750%	7/02/25	B1	3,880,275

	Health Care Technology – 0.7%

2,148	Onex Carestream Finance LP, Term Loan, First Lien	8.405%	1-Month LIBOR	5.750%	2/28/21	B1	2,110,383

1,506	Onex Carestream Finance LP, Term Loan, Second Lien	12.022%	1-Month LIBOR	9.500%	6/07/21	B	1,483,450
3,654	Total Health Care Technology						3,593,833

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Household Durables – 0.1%

$677	Serta Simmons Holdings LLC, Term Loan, First Lien	5.891%	1-Month LIBOR	3.500%	11/08/23	B–	$570,604

	Insurance – 0.4%

1,965	Acrisure LLC, Term Loan B	6.772%	1-Month LIBOR	4.250%	11/22/23	B	1,909,866

	Internet Software & Services – 1.2%

3,929	Ancestry.com, Inc., Term Loan, First Lien	5.780%	1-Month LIBOR	3.250%	10/19/23	B	3,767,210

865	Dynatrace, Term Loan, First Lien	5.772%	1-Month LIBOR	3.250%	8/22/25	B1	840,153

79	Dynatrace, Term Loan, Second Lien	9.522%	1-Month LIBOR	7.000%	8/21/26	CCC+	78,229

2,825	SkillSoft Corporation, Term Loan, Second Lien	10.772%	1-Month LIBOR	8.250%	4/28/22	CCC–	1,586,718
7,698	Total Internet Software & Services						6,272,310

	IT Services – 0.8%

1,980	First Data Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,907,620

2,950	Syniverse Holdings, Inc., Tranche Term Loan C	7.455%	1-Month LIBOR	5.000%	3/09/23	B	2,646,595
4,930	Total IT Services						4,554,215

	Marine – 0.2%

992	Harvey Gulf International Marine, Inc., Exit Term Loan	8.508%	6-Month LIBOR	6.000%	7/02/23	B	989,193

	Media – 0.6%

1,144	Affinion Group Holdings, Inc., Term Loan, First Lien	10.390%	3-Month LIBOR	7.750%	5/10/22	Caa1	1,125,973

1,000	Catalina Marketing Corporation, Term Loan, Second Lien, (4)	0.000%	N/A	N/A	4/11/22	D	23,750

1,866	Cumulus Media, Inc., Exit Term Loan	7.030%	1-Month LIBOR	4.500%	5/13/22	B	1,756,378

328	McGraw-Hill Education Holdings LLC, Term Loan B	6.522%	1-Month LIBOR	4.000%	5/02/22	BB+	297,456
4,338	Total Media						3,203,557

	Oil, Gas & Consumable Fuels – 1.3%

3,913	Fieldwood Energy LLC, Exit Term Loan	7.772%	1-Month LIBOR	5.250%	4/11/22	BB–	3,682,719

3,520	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.772%	1-Month LIBOR	7.250%	4/11/23	B+	3,108,567
7,433	Total Oil, Gas & Consumable Fuels						6,791,286

	Personal Products – 0.6%

4,569	Revlon Consumer Products Corporation, Term Loan B, First Lien	6.207%	3-Month LIBOR	3.500%	11/16/20	B3	3,271,649

	Professional Services – 1.3%

2,993	Ceridian HCM Holding, Inc., Term Loan B, (4)	5.772%	1-Month LIBOR	3.250%	4/30/25	B	2,865,319

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Professional Services (continued)

$5,177	Skillsoft Corporation, Initial Term Loan, First Lien	7.272%	1-Month LIBOR	4.750%	4/28/21	B3	$4,216,770
8,170	Total Professional Services						7,082,089

	Road & Rail – 0.5%

2,769	Avolon LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	2,668,183

	Software – 4.1%

3,063	Blackboard, Inc., Term Loan B4	7.445%	3-Month LIBOR	5.000%	6/30/21	B–	2,852,803

4,566	BMC Software, Inc., Term Loan B	7.053%	3-Month LIBOR	4.250%	10/02/25	B	4,415,147

3,726	Ellucian, Term Loan B, First Lien	6.053%	3-Month LIBOR	3.250%	9/30/22	B	3,602,022

6,411	Greeneden U.S. Holdings II LLC, Term Loan B	5.772%	1-Month LIBOR	3.250%	12/01/23	B	6,193,540

5,041	TIBCO Software, Inc., Term Loan, First Lien	6.010%	1-Month LIBOR	3.500%	12/04/20	B1	4,984,249
22,807	Total Software						22,047,761

	Transportation Infrastructure – 0.2%

998	Ceva Group PLC, Term Loan, First Lien	6.553%	3-Month LIBOR	3.750%	8/04/25	BB–	972,562
$114,545	Total Variable Rate Senior Loan Interests (cost $112,836,765)						102,428,508

Shares	Description (1)						Value

	COMMON STOCKS – 1.0%

	Diversified Consumer Services – 0.1%

166,594	Cengage Learning Holdings II Inc., (5), (8)						$749,673

	Industrials – 0.1%

10,423	HGIM Corporation, (5)						422,131

	Marine – 0.0%

2,332	HGIM Corporation, (5), (8)						90,948

	Media – 0.1%

23,872	Cumulus Media Inc., (8)						257,818

9,292	Tribune Company, (5)						3,717
	Total Media						261,535

	Oil, Gas & Consumable Fuels – 0.1%

18,365	Riviera Resources Inc./Linn, (8)						290,167

14,144	Roan Resources Inc., (8)						118,527
	Total Oil, Gas & Consumable Fuels						408,694

	Software – 0.6%

231,551	Avaya Holdings Corporation, (8)						3,371,383

	Specialty Retail – 0.0%

11,975	Gymboree Holding Corporation, (5), (8)						49,397

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Shares	Description (1)		Value

	Specialty Retail (continued)

32,604	Gymboree Holding Corporation, (5), (8)		$134,491
	Total Specialty Retail		183,888
	Total Common Stocks (cost $14,736,260)		5,488,252

Shares	Description (1)		Value

	COMMON STOCK RIGHTS – 0.1%

	Oil, Gas & Consumable Fuels – 0.1%

2,935	Fieldwood Energy LLC, (5), (8)		$105,660

14,531	Fieldwood Energy LLC, (3), (8)		486,928
	Total Common Stock Rights (cost $414,740)		592,588

Shares	Description (1)		Value

	WARRANTS – 0.0%

45,063	Avaya Holdings Corporation		$180,252
	Total Warrants (cost $4,643,893)		180,252
	Total Long-Term Investments (cost $587,112,712)		512,824,372

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 2.7%

	INVESTMENT COMPANIES – 2.7%

14,832,677	BlackRock Liquidity Funds T-Fund Portfolio, (9)	2.541% (10)	$14,832,677
	Total Short-Term Investments (cost $14,832,677)		14,832,677
	Total Investments (cost $601,945,389) – 97.4%		527,657,049
	Other Assets Less Liabilities – 2.6%		13,852,219
	Net Assets – 100%		$541,509,268

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Corporate Bonds	$—	$404,134,772	$—	*	$404,134,772
Variable Rate Senior Loan Interests	—	102,428,508	—		102,428,508
Common Stocks	4,037,895	1,450,357	—		5,488,252
Common Stock Rights	—	105,660	486,928		592,588
Warrants	—	180,252	—		180,252
Short-Term Investments:
Investment Companies	14,832,677	—	—		14,832,677
Total	$18,870,572	$508,299,549	$486,928		$527,657,049
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

Tax cost of investments	$610,759,915
Gross unrealized:
Appreciation	$2,979,646
Depreciation	(86,082,512)
Net unrealized appreciation (depreciation) of investments	$(83,102,866)

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	For fair value measurement purposes, investment classified as Level 2.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Symphony Floating Rate Income Fund

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 100.8%

	VARIABLE RATE SENIOR LOAN INTERESTS – 88.1% (2)

	Aerospace & Defense – 1.6%

$1,674	Leidos Holdings, Inc., Term Loan B	4.313%	1-Month LIBOR	1.750%	8/22/25	BBB–	$1,653,290

3,822	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	4.990%	3-Month LIBOR	2.750%	10/04/24	BB–	3,525,390

3,411	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.522%	1-Month LIBOR	2.000%	8/21/24	BB+	3,317,822

6,088	Sequa Corporation, Term Loan B	7.408%	3-Month LIBOR	5.000%	11/28/21	B	5,836,750

3,444	Sequa Corporation, Term Loan, Second Lien	11.520%	3-Month LIBOR	9.000%	4/28/22	Caa2	3,271,819

2,727	Transdigm, Inc., Term Loan E	5.022%	1-Month LIBOR	2.500%	5/30/25	Ba2	2,580,760

8,603	Transdigm, Inc., Term Loan F	5.022%	1-Month LIBOR	2.500%	6/09/23	Ba2	8,140,281
29,769	Total Aerospace & Defense						28,326,112

	Air Freight & Logistics – 0.2%

1,635	PAE Holding Corporation, Term Loan B	8.119%	2-Month LIBOR	5.500%	10/20/22	B+	1,614,894

2,266	XPO Logistics, Inc., Term Loan B	4.509%	3-Month LIBOR	2.000%	2/24/25	BBB–	2,175,588
3,901	Total Air Freight & Logistics						3,790,482

	Airlines – 1.3%

2,449	American Airlines, Inc., Replacement Term Loan	4.387%	1-Month LIBOR	2.000%	10/10/21	BB+	2,385,649

4,915	American Airlines, Inc., Term Loan B	4.522%	1-Month LIBOR	2.000%	4/28/23	BB+	4,685,497

12,815	American Airlines, Inc., Term Loan B	4.455%	1-Month LIBOR	2.000%	12/14/23	BB+	12,219,233

3,786	United Air Lines, Inc., Term Loan B	4.272%	1-Month LIBOR	1.750%	4/01/24	BBB–	3,644,349
23,965	Total Airlines						22,934,728

	Auto Components – 0.2%

1,408	DexKo Global, Inc., Term Loan B	6.022%	1-Month LIBOR	3.500%	7/24/24	B1	1,364,366

1,995	Garrett Borrowing LLC, Term Loan B	5.330%	3-Month LIBOR	2.500%	9/27/25	BB–	1,890,263

987	Horizon Global Corporation, Term Loan B	8.803%	3-Month LIBOR	6.000%	3/29/19	BB–	943941
4,390	Total Auto Components						4,198,570

	Automobiles – 0.2%

2,978	Navistar, Inc., Tranche B, Term Loan	5.890%	1-Month LIBOR	3.500%	11/06/24	Ba3	2,880,731

	Beverages – 0.5%

8,225	Jacobs Douwe Egberts, Term Loan B	4.563%	3-Month LIBOR	2.000%	11/01/25	BB	8,029,736

	Biotechnology – 0.3%

6,065	Grifols, Inc., Term Loan B, (9)	4.669%	1-Week LIBOR	2.250%	1/31/25	BB+	5,840,573

	Building Products – 1.0%

1,687	Fairmount, Initial Term Loan	6.553%	3-Month LIBOR	3.750%	6/01/25	BB	1,231,740

972	Ply Gem Industries, Inc., Term Loan B	6.175%	3-Month LIBOR	3.750%	4/12/25	B+	889,604

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Building Products (continued)

$15,434	Quikrete Holdings, Inc., Term Loan B	5.272%	1-Month LIBOR	2.750%	11/15/23	BB–	$14,749,624
18,093	Total Building Products						16,870,968

	Capital Markets – 2.1%

2,000	Distributed Power, Term Loan B	5.809%	2-Month LIBOR	3.250%	10/05/25	B	1,920,000

10,283	Capital Automotive LP, Term Loan, First Lien	5.030%	1-Month LIBOR	2.500%	3/25/24	B1	9,902,073

6,917	Capital Automotive LP, Term Loan, Second Lien	8.522%	1-Month LIBOR	6.000%	3/24/25	B3	6,851,718

1,575	Lions Gate Entertainment Corporation, Term Loan A	4.272%	1-Month LIBOR	1.750%	3/22/23	Ba2	1,535,625

16,788	RPI Finance Trust, Term Loan B6	4.522%	1-Month LIBOR	2.000%	3/27/23	BBB–	16,299,852
37,563	Total Capital Markets						36,509,268

	Chemicals – 1.2%

1,571	Akzo Nobel Speciality, Term Loan B	5.599%	1-Month LIBOR	3.250%	10/01/25	BB–	1,508,571

1,234	Ineos US Finance LLC, Term Loan	4.522%	1-Month LIBOR	2.000%	4/01/24	BBB–	1,171,442

2,927	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	2,817,149

639	Platform Specialty Products Corporation, Tranche B6, Term Loan	5.522%	1-Month LIBOR	3.000%	6/07/23	BB–	635,328

1,575	PQ Corporation, Term Loan B	5.027%	3-Month LIBOR	2.500%	2/08/25	BB–	1,497,396

1,200	SI Group, Term Loan B	7.186%	3-Month LIBOR	4.750%	10/15/25	BB–	1,158,000

409	Tronox Finance LLC, Blocked Dollar Term Loan	5.522%	1-Month LIBOR	3.000%	9/23/24	BB–	397,920

943	Tronox Finance LLC, Term Loan B	5.522%	1-Month LIBOR	3.000%	9/23/24	BB–	918,278

11,265	Univar, Inc., Term Loan B	4.772%	1-Month LIBOR	2.250%	7/01/24	BB	10,805,907
21,763	Total Chemicals						20,909,991

	Commercial Services & Supplies – 3.3%

16,378	ADS Waste Holdings, Inc., Term Loan B	4.669%	1-Week LIBOR	2.250%	11/10/23	BB+	15,786,780

4,385	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.732%	3-Month LIBOR	4.250%	6/16/24	B	4,175,413

245	Education Management LLC, Tranche A, Term Loan, (9)	0.000%	N/A	N/A	7/02/20	N/R	17,130

551	Education Management LLC, Tranche B, Term Loan, (9)	0.000%	N/A	N/A	7/02/20	N/R	20,662

13,489	Formula One Group, Term Loan B	5.022%	1-Month LIBOR	2.500%	2/01/24	B+	12,817,364

6,235	Getty Images, Inc., Term Loan B, First Lien	6.022%	1-Month LIBOR	3.500%	10/18/19	B3	6,084,675

2,992	GFL Environmental, Term Loan	5.522%	1-Month LIBOR	3.000%	5/31/25	B+	2,799,466

4,799	iQor US, Inc., Term Loan, First Lien	7.398%	3-Month LIBOR	5.000%	4/01/21	Caa1	4,343,400

417	iQor US, Inc., Term Loan, Second Lien	11.148%	3-Month LIBOR	8.750%	4/01/22	Caa3	308,333

1,725	KAR Auction Services, Inc., Term Loan B5	5.313%	3-Month LIBOR	2.500%	3/09/23	Ba2	1,684,034

3,815	Monitronics International, Inc., Term Loan B2, First Lien	8.303%	3-Month LIBOR	5.500%	9/30/22	Caa1	3,421,723

2,665	Protection One, Inc., Term Loan	5.272%	1-Month LIBOR	2.750%	5/02/22	BB–	2,548,482

2,985	Trans Union LLC, Term Loan B4	4.522%	1-Month LIBOR	2.000%	6/15/25	BB+	2,887,450

596	West Corporation, Incremental Term Loan B1	6.027%	3-Month LIBOR	3.500%	10/10/24	Ba3	546,312
61,277	Total Commercial Services & Supplies						57,441,224

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Communications Equipment – 1.3%

$11,029	Avaya, Inc., Tranche B Term Loan, (9)	6.701%	2-Month LIBOR	4.250%	12/15/24	BB–	$10,677,307

2,000	Ciena Corporation, Term Loan B	4.470%	1-Month LIBOR	2.000%	9/26/25	Ba1	1,925,000

927	CommScope, Inc., Term Loan B	4.522%	1-Month LIBOR	2.000%	12/29/22	Baa3	880,297

3,000	Lumentum Holdings, Term Loan B	5.022%	1-Month LIBOR	2.500%	8/08/25	BB	2,902,500

3,000	Mitel US Holdings, Inc., Term Loan, First Lien	7.022%	1-Month LIBOR	4.500%	7/13/25	B	2,915,640

270	MultiPlan, Inc., Term Loan B	5.553%	3-Month LIBOR	2.750%	6/07/23	B+	256,581

3,947	Plantronics, Term Loan B	5.022%	1-Month LIBOR	2.500%	7/02/25	Ba1	3,807,512
24,173	Total Communications Equipment						23,364,837

	Construction & Engineering – 0.6%

3,637	Aecom Technology Corporation, Term Loan B	4.256%	1-Month LIBOR	1.750%	3/13/25	BBB–	3,478,708

2,239	KBR, Inc., Term Loan B	6.272%	1-Month LIBOR	3.750%	4/25/25	Ba3	2,205,169

2,226	Pike Corp., Term Loan B	6.030%	1-Month LIBOR	3.500%	3/23/25	B	2,185,583

3,365	Traverse Midstream Partners, Term Loan B	6.600%	6-Month LIBOR	4.000%	9/27/24	B+	3,238,699
11,467	Total Construction & Engineering						11,108,159

	Consumer Finance – 0.5%

2,977	Vantiv LLC, Repriced Term Loan B4	4.190%	1-Month LIBOR	1.750%	8/09/24	BBB–	2,864,593

1,974	Vantiv, LLC, Repriced Term Loan A5	3.940%	1-Month LIBOR	1.500%	1/16/23	BBB–	1,945,731

3,990	Verscend Technologies, Tern Loan B	7.022%	1-Month LIBOR	4.500%	8/27/25	B+	3,870,300
8,941	Total Consumer Finance						8,680,624

	Containers & Packaging – 0.3%

1,573	Berry Global, Inc., Term Loan Q	4.387%	1-Month LIBOR	2.000%	10/01/22	BBB–	1,541,025

3,149	Berry Global, Inc., Term Loan R	4.387%	1-Month LIBOR	2.000%	1/19/24	BBB–	3,075,789

329	Crown Americas, Inc., Term Loan B	4.479%	1-Month LIBOR	2.000%	4/03/25	Baa2	327,821
5,051	Total Containers & Packaging						4,944,635

	Distributors – 0.5%

6,077	Atotech, Initial Term Loan B1	5.803%	3-Month LIBOR	3.000%	1/31/24	B1	5,800,319

2,992	SRS Distribution, Inc., Term Loan B	5.772%	1-Month LIBOR	3.250%	5/23/25	B	2,800,337
9,069	Total Distributors						8,600,656

	Diversified Consumer Services – 1.1%

15,364	Cengage Learning Acquisitions, Inc., Term Loan B	6.754%	1-Month LIBOR	4.250%	6/07/23	B	13,208,277

5,409	Houghton Mifflin, Term Loan B, First Lien	5.522%	1-Month LIBOR	3.000%	5/28/21	B	4,935,854

1,157	Laureate Education, Inc., Term Loan B	6.027%	3-Month LIBOR	3.500%	4/26/24	B+	1,137,656
21,930	Total Diversified Consumer Services						19,281,787

	Diversified Financial Services – 1.4%

839	Altisource Solutions S.A R.L., Term Loan B	6.803%	3-Month LIBOR	4.000%	4/03/24	B+	821,745

5,957	Fly Funding II S.a r.l., Term Loan B	4.600%	3-Month LIBOR	2.000%	2/09/23	BB+	5,798,509

2,390	Freedom Mortgage Corporation, Term Loan B	7.272%	1-Month LIBOR	4.750%	2/23/22	Ba2	2,366,198

2,666	Lions Gate Entertainment Corp., Term Loan B	4.772%	1-Month LIBOR	2.250%	3/24/25	Ba2	2,574,598

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Financial Services (continued)

$2,932	Veritas US, Inc., Term Loan B1	7.092%	3-Month LIBOR	4.500%	1/27/23	B	$2,520,693

11,828	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (9)	8.522%	1-Month LIBOR	6.000%	6/30/22	Caa2	10,270,294
26,612	Total Diversified Financial Services						24,352,037

	Diversified Telecommunication Services – 4.5%

1,425	CenturyLink, Inc., Initial Term Loan A	5.272%	1-Month LIBOR	2.750%	11/01/22	BBB–	1,380,825

31,877	CenturyLink, Inc., Term Loan B	5.272%	1-Month LIBOR	2.750%	1/31/25	BBB–	29,852,873

5,175	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	5.280%	1-Month LIBOR	2.750%	3/31/21	BB	4,934,363

6,493	Frontier Communications Corporation, Term Loan B	6.280%	1-Month LIBOR	3.750%	1/14/22	BB	6,042,543

1,812	Intelsat Jackson Holdings, S.A., Term Loan B4, (9)	7.006%	1-Month LIBOR	4.500%	1/02/24	B1	1,805,871

5,299	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	5,237,878

8,473	Level 3 Financing, Inc., Tranche B, Term Loan	4.754%	1-Month LIBOR	2.250%	2/22/24	BBB–	8,073,827

1,985	Lumos Networks, Term Loan B	5.522%	1-Month LIBOR	3.000%	11/17/24	B	1,898,653

12,100	Numericable Group S.A., Term Loan B13	6.455%	1-Month LIBOR	4.000%	8/14/26	B	11,462,209

4,218	Windstream Corporation, Term Loan B6	6.460%	1-Month LIBOR	4.000%	3/29/21	BB	3,785,329

4,523	Ziggo B.V., Term Loan E	4.955%	1-Month LIBOR	2.500%	4/15/25	BB	4,273,166
83,380	Total Diversified Telecommunication Services						78,747,537

	Electric Utilities – 1.4%

2,935	Calpine Corporation Term Loan B-8	4.280%	1-Month LIBOR	1.750%	12/27/19	BB	2,916,476

2,969	Calpine Corporation, Term Loan B5	5.310%	3-Month LIBOR	2.500%	1/29/24	BB+	2,828,890

6,681	Calpine Corporation, Term Loan B6	5.310%	3-Month LIBOR	2.500%	1/15/23	BB	6,379,269

637	Calpine Corporation, Term Loan B7	5.310%	3-Month LIBOR	2.500%	5/31/23	BB+	606,332

1,303	EFS Cogen Holdings LLC, Term Loan B	5.988%	1-Month LIBOR	3.250%	6/28/23	BB–	1,277,086

7,521	Vistra Operations Co., Term Loan B1	4.522%	1-Month LIBOR	2.000%	8/01/23	BBB–	7,268,837

2,911	Vistra Operations Co., Term Loan B3	4.473%	1-Month LIBOR	2.000%	12/31/25	BBB–	2,808,863
24,957	Total Electric Utilities						24,085,753

	Electrical Equipment – 0.2%

1,381	MTS Systems, Term Loan B	5.710%	1-Month LIBOR	3.250%	7/05/23	BB–	1,335,913

2,199	TTM Technologies, Inc., Term Loan B	4.849%	1-Month LIBOR	2.500%	9/28/24	BB+	2,083,836
3,580	Total Electrical Equipment						3,419,749

	Energy Equipment & Services – 1.1%

1,612	Cypress Semiconductor Corp, Term Loan B	4.530%	1-Month LIBOR	2.000%	7/05/21	BB+	1,568,956

992	Lucid Energy Group LLC, Initial Term Loan	5.504%	1-Month LIBOR	3.000%	2/17/25	BB+	916,410

7,940	McDermott International, Term Loan	7.522%	1-Month LIBOR	5.000%	5/12/25	BB–	7,433,825

10,991	Seadrill Partners LLC, Initial Term Loan	8.803%	3-Month LIBOR	6.000%	2/21/21	CCC+	8,655,560
21,535	Total Energy Equipment & Services						18,574,751

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Equity Real Estate Investment Trusts – 0.4%

$7,527	Communications Sales & Leasing, Inc., Shortfall Term Loan	5.522%	1-Month LIBOR	3.000%	10/24/22	BB+	$6,836,991

	Food & Staples Retailing – 1.9%

423	Albertson’s LLC, Term Loan B5	5.822%	3-Month LIBOR	3.000%	12/21/22	Ba2	407,646

26,029	Albertson’s LLC, Term Loan B7	5.522%	1-Month LIBOR	3.000%	11/17/25	Ba2	24,759,843

1,132	Aramark Corporation, Term Loan B2	4.272%	1-Month LIBOR	1.750%	3/28/24	BBB–	1,099,327

1,990	C.H. Guenther, Term Loan, First Lien	5.272%	1-Month LIBOR	2.750%	3/31/25	B	1,915,375

1,905	Del Monte Foods Company, Term Loan, First Lien	5.903%	3-Month LIBOR	3.250%	2/18/21	CCC+	1,580,198

2,934	Hearthside Group Holdings LLC, Term Loan B	6.210%	1-Month LIBOR	3.688%	5/23/25	B2	2,822,137

1,711	Save-A-Lot, Term Loan B	8.803%	3-Month LIBOR	6.000%	12/05/23	CCC+	855,690
36,124	Total Food & Staples Retailing						33,440,216

	Food Products – 1.2%

1,315	American Seafoods Group LLC, Term Loan B	5.284%	1-Month LIBOR	2.750%	8/21/23	BB–	1,267,376

20,487	US Foods, Inc., Term Loan B	4.522%	1-Month LIBOR	2.000%	6/27/23	BBB–	19,701,289
21,802	Total Food Products						20,968,665

	Health Care Equipment & Supplies – 0.7%

2,794	Acelity, Term Loan B	6.053%	3-Month LIBOR	3.250%	2/02/24	B1	2,693,800

3,000	Agiliti Health, Inc., Delay Draw Facility, (WI/DD)	TBD	TBD	TBD	TBD	B1	2,910,000

2,271	Carestream Dental Equipment, Inc., Initial Term Loan, First Lien	6.053%	3-Month LIBOR	3.250%	9/01/24	B	2,197,434

1,025	Greatbatch, New Term Loan B	5.390%	1-Month LIBOR	3.000%	10/27/22	B+	1,002,662

1,000	LifeScan, Term Loan B	8.396%	3-Month LIBOR	6.000%	10/01/24	B+	947,500

1,990	Vyaire Medical, Inc., Term Loan B	7.136%	3-Month LIBOR	4.750%	4/16/25	B2	1,880,550
12,080	Total Health Care Equipment & Supplies						11,631,946

	Health Care Providers & Services – 5.2%

2,334	Acadia Healthcare, Inc., Term Loan B3	5.022%	1-Month LIBOR	2.500%	2/11/22	Ba2	2,259,829

1,086	Air Medical Group Holdings, Inc., Term Loan B	5.682%	1-Month LIBOR	3.250%	4/28/22	B1	1,018,224

1,378	Air Medical Group Holdings, Inc., Term Loan B	6.754%	1-Month LIBOR	4.250%	3/14/25	B1	1,287,351

1,481	Albany Molecular Research, Inc., Initial Term Loan, First Lien	5.772%	1-Month LIBOR	3.250%	8/30/24	B	1,408,121

3,236	Ardent Health, Term Loan, First Lien	7.022%	1-Month LIBOR	4.500%	6/30/25	B1	3,196,600

1,693	Catalent Pharma Solutions, Inc., Term Loan B	4.772%	1-Month LIBOR	2.250%	5/20/24	BB	1,649,816

2,000	Ciena Corporation, Term Loan B	4.470%	1-Month LIBOR	2.750%	9/26/25	B+	1,920,000

865	Community Health Systems, Inc., Term Loan H	5.957%	3-Month LIBOR	3.250%	1/27/21	B	833,676

1,293	ConvaTec, Inc., Term Loan B	5.053%	3-Month LIBOR	2.250%	10/25/23	BB	1,253,209

5,000	Envision Healthcare Corporation, Initial Term Loan	6.272%	1-Month LIBOR	3.750%	10/10/25	B+	4,673,200

16,924	HCA, Inc., Term Loan B10	4.522%	1-Month LIBOR	2.000%	3/13/25	BBB–	16,636,781

8,892	HCA, Inc., Term Loan B11	4.272%	1-Month LIBOR	1.750%	3/17/23	BBB–	8,717,277

1,557	Healogics, Inc., Term Loan, First Lien	7.010%	3-Month LIBOR	4.250%	7/01/21	B–	1,411,973

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$7,822	Kindred at Home Hospice, Term Loan B	6.313%	1-Month LIBOR	3.750%	7/02/25	B1	$7,606,919

1,600	Kindred at Home Hospice, Term Loan, Second Lien	9.563%	1-Month LIBOR	7.000%	6/21/26	CCC+	1,600,000

4,250	Lifepoint Health, Inc., Term Loan	7.129%	3-Month LIBOR	4.500%	11/16/25	B+	4,044,151

2,995	Millennium Laboratories, Inc., Term Loan B, First Lien	9.022%	1-Month LIBOR	6.500%	12/21/20	CCC+	1,656,025

19,905	Pharmaceutical Product Development, Inc., Term Loan B	5.022%	1-Month LIBOR	2.500%	8/18/22	Ba3	18,984,652

2,968	PharMerica, Term Loan, First Lien	5.955%	1-Month LIBOR	3.500%	12/06/24	B1	2,843,883

2,985	Prospect Medical Holdings, Term Loan B1	7.938%	1-Month LIBOR	5.500%	2/22/24	B1	2,957,016

269	Quorum Health Corp., Term Loan B	9.272%	1-Month LIBOR	6.750%	4/29/22	B1	267,706

4,045	Select Medical Corporation, Term Loan B	4.960%	1-Month LIBOR	2.500%	3/06/25	Ba2	3,889,840

1,000	Universal Health Services, Inc., Term Loan B, (9)	4.272%	1-Month LIBOR	1.750%	10/31/25	BBB–	987,500

465	Vizient, Inc., Term Loan B	5.272%	1-Month LIBOR	2.750%	2/13/23	Ba3	454,042
96,043	Total Health Care Providers & Services						91,557,791

	Health Care Technology – 0.9%

6,713	Emdeon, Inc., Term Loan	5.272%	1-Month LIBOR	2.750%	3/01/24	Ba3	6,388,840

4,550	Onex Carestream Finance LP, Term Loan, First Lien	8.405%	1-Month LIBOR	5.750%	2/28/21	B1	4,470,259

1,700	Onex Carestream Finance LP, Term Loan, Second Lien	12.022%	1-Month LIBOR	9.500%	6/07/21	B	1,674,097

2,706	Press Ganey Holdings, Inc., Term Loan B	5.272%	1-Month LIBOR	2.750%	10/23/23	B	2,608,002
15,669	Total Health Care Technology						15,141,198

	Hotels, Restaurants & Leisure – 9.3%

2,908	24 Hour Fitness Worldwide, Inc., Term Loan B	6.022%	1-Month LIBOR	3.500%	5/30/25	Ba3	2,850,126

6,474	Arby’s Restaurant Group, Inc., Term Loan B	5.682%	1-Month LIBOR	3.250%	2/05/25	B	6,188,851

4,132	Boyd Gaming Corporation, Refinancing Term Loan B	4.666%	1-Week LIBOR	2.250%	9/15/23	BB	3,991,240

35,836	Burger King Corporation, Term Loan B3	4.772%	1-Month LIBOR	2.250%	2/16/24	Ba3	34,208,197

16,562	Caesars Entertainment Operating Company, Inc., Term Loan B	4.522%	1-Month LIBOR	2.000%	10/06/24	BB	15,830,642

9,405	Caesars Resort Collection, Term Loan, First Lien	5.272%	1-Month LIBOR	2.750%	12/23/24	BB	9,062,376

8,434	CityCenter Holdings LLC, Term Loan B	4.772%	1-Month LIBOR	2.250%	4/18/24	BB–	8,015,175

2,250	Equinox Holdings, Inc., Initial Term Loan, Second Lien	9.522%	1-Month LIBOR	7.000%	9/06/24	CCC+	2,257,493

2,078	Equinox Holdings, Inc., Term Loan B1	5.522%	1-Month LIBOR	3.000%	3/08/24	B+	2,012,893

3,388	Four Seasons Holdings, Inc., Term Loan B	4.522%	1-Month LIBOR	2.000%	11/30/23	BB	3,260,790

10,615	Hilton Hotels, Term Loan B	4.256%	1-Month LIBOR	1.750%	10/25/23	BBB–	10,274,152

2,622	Intrawest Resorts Holdings, Inc., Term Loan B	5.522%	1-Month LIBOR	3.000%	7/31/24	B	2,521,741

2,471	Las Vegas Sands Corporation, Term Loan B	4.272%	1-Month LIBOR	1.750%	3/27/25	BBB	2,368,309

13,179	Life Time Fitness, Inc., Term Loan B	5.457%	3-Month LIBOR	2.750%	6/10/22	BB–	12,731,984

8,789	MGM Growth Properties, Term Loan B	4.522%	1-Month LIBOR	2.000%	3/21/25	BBB–	8,446,772

1,000	Penn National Gaming, Inc., Term Loan B	4.705%	1-Month LIBOR	2.250%	10/15/25	BB	967,190

15,417	Scientific Games Corp., Initial Term Loan B5	5.250%	1-Month LIBOR	2.750%	8/14/24	Ba3	14,519,601

10,452	Stars Group Holdings, Term Loan B	6.303%	3-Month LIBOR	3.500%	7/10/25	B+	10,132,380

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$3,797	Station Casino LLC, Term Loan A	4.530%	1-Month LIBOR	2.000%	6/08/22	BB–	$3,750,000

1,486	Station Casino LLC, Term Loan B	5.030%	1-Month LIBOR	2.500%	6/08/23	BB–	1,431,296

3,491	Wyndham International, Inc., Term Loan B	4.272%	1-Month LIBOR	1.750%	5/30/25	BBB–	3,369,056

4,000	Wynn Resorts, Limited Term Loan	4.780%	1-Month LIBOR	2.250%	10/30/24	BB–	3,797,520
168,786	Total Hotels, Restaurants & Leisure						161,987,784

	Household Durables – 0.1%

2,495	Serta Simmons Holdings LLC, Term Loan, First Lien	5.891%	1-Month LIBOR	3.500%	11/08/23	B–	2,103,009

	Household Products – 1.0%

2,250	Energizer Holdings, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	2,179,688

14,445	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.272%	1-Month LIBOR	2.750%	2/05/23	B+	13,810,882

1,473	Spectrum Brands, Inc., Refinanced Term Loan	4.536%	1-Month LIBOR	2.000%	6/23/22	BBB–	1,429,080
18,168	Total Household Products						17,419,650

	Independent Power & Renewable Electricity Producers – 0.4%

7,413	NRG Energy, Inc., Term Loan B, (DD1), (9)	4.272%	1-Month LIBOR	1.750%	6/30/23	BBB–	7,148,529

	Industrial Conglomerates – 0.2%

2,889	Emerald Expositions Holding, Inc., Term Loan B	5.272%	1-Month LIBOR	2.750%	5/22/24	BB	2,798,721

	Insurance – 1.3%

3,763	Acrisure LLC, Term Loan B	6.772%	1-Month LIBOR	4.250%	11/22/23	B	3,657,442

3,175	Alliant Holdings I LLC, Term Loan B	5.205%	1-Month LIBOR	2.750%	5/09/25	B	3,009,725

4,302	Asurion LLC, Term Loan B6	5.522%	1-Month LIBOR	3.000%	11/03/23	Ba3	4,135,745

6,949	Hub International Holdings, Inc., Term Loan B	5.240%	3-Month LIBOR	2.750%	4/25/25	B	6,580,558

4,681	USI Holdings Corporation, Initial Term Loan	5.803%	3-Month LIBOR	3.000%	5/16/24	B	4,429,669
22,870	Total Insurance						21,813,139

	Interactive Media & Services – 0.3%

2,082	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.582%	3-Month LIBOR	3.000%	11/03/23	BB+	1,847,266

2,500	WeddingWire, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	2,462,500
4,582	Total Interactive Media & Services						4,309,766

	Internet and Direct Marketing Retail – 0.8%

14,956	Uber Technologies, Inc., Term Loan	6.387%	1-Month LIBOR	4.000%	4/04/25	N/R	14,610,310

	Internet Software & Services – 0.7%

5,042	Ancestry.com, Inc., Term Loan, First Lien	5.780%	1-Month LIBOR	3.250%	10/19/23	B	4,834,272

2,488	Dynatrace, Term Loan, First Lien	5.772%	1-Month LIBOR	3.250%	8/22/25	B1	2,416,306

228	Dynatrace, Term Loan, Second Lien	9.522%	1-Month LIBOR	7.000%	8/21/26	CCC+	224,988

3,497	SkillSoft Corporation, Term Loan, Second Lien	10.772%	1-Month LIBOR	8.250%	4/28/22	CCC–	1,964,381

3,353	Thomson Reuters IP & S, Term Loan B	5.772%	1-Month LIBOR	3.250%	10/03/23	B+	3,210,837
14,608	Total Internet Software & Services						12,650,784

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	IT Services – 4.0%

$1,129	DTI Holdings, Inc., Replacement Term Loan B1	7.277%	3-Month LIBOR	4.750%	9/29/23	B	$1,058,704

499	Engility Corporation, Term Loan B2	5.272%	1-Month LIBOR	2.750%	8/11/23	BB–	497,209

3,974	First Data Corporation, Delayed Draw Term Loan A , (WI/DD)	TBD	TBD	TBD	TBD	BB+	3,695,526

1,026	First Data Corporation, Term Loan A, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,021,831

9,850	First Data Corporation, Term Loan, First Lien	4.504%	1-Month LIBOR	2.000%	7/10/22	BB+	9,488,501

16,002	First Data Corporation, Term Loan, First Lien	4.504%	1-Month LIBOR	2.000%	4/26/24	BB+	15,325,659

2,225	Gartner, Inc., Term Loan A	4.022%	1-Month LIBOR	1.500%	3/21/22	Ba1	2,180,615

3,500	Global Payments, Inc., Term Loan B4	4.272%	1-Month LIBOR	1.750%	10/17/25	BBB–	3,348,328

4,974	GTT Communications, Inc., Term Loan, First Lien	5.270%	1-Month LIBOR	2.750%	6/02/25	BB–	4,691,915

724	Neustar, Inc., Term Loan B3	5.022%	1-Month LIBOR	2.500%	1/08/20	BB–	718,663

2,740	Neustar, Inc., Term Loan B4, First Lien	6.022%	1-Month LIBOR	3.500%	8/08/24	BB–	2,640,976

2,021	Neustar, Inc., Term Loan, Second Lien	10.522%	1-Month LIBOR	8.000%	8/08/25	B3	1,990,751

2,362	Optiv Security, Inc., Term Loan, First Lien	5.772%	1-Month LIBOR	3.250%	2/01/24	B2	2,200,024

2,707	Presidio, Inc., Term Loan B	5.148%	1-Month LIBOR	2.750%	2/02/24	B+	2,609,526

2,630	Sabre, Inc., Term Loan B	4.522%	1-Month LIBOR	2.000%	2/22/24	BB	2,555,125

1,208	Science Applications International Corporation, Term Loan B	4.272%	1-Month LIBOR	1.750%	10/31/25	BB	1,156,577

1,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	11.455%	1-Month LIBOR	9.000%	3/11/24	CCC+	855,000

10,834	Syniverse Holdings, Inc., Tranche Term Loan C	7.455%	1-Month LIBOR	5.000%	3/09/23	B	9,719,358

3,151	Tempo Acquisition LLC, Term Loan B	5.522%	1-Month LIBOR	3.000%	5/01/24	B1	3,028,533

1,805	WEX, Inc., Term Loan B	4.772%	1-Month LIBOR	2.250%	7/01/23	BB–	1,741,435
74,361	Total IT Services						70,524,256

	Life Sciences Tools & Services – 0.3%

1,337	Inventiv Health, Inc., Term Loan B	4.522%	1-Month LIBOR	2.000%	8/01/24	BB	1,295,317

3,669	Parexel International Corp., Term Loan B	5.272%	1-Month LIBOR	2.750%	9/27/24	B1	3,343,114
5,006	Total Life Sciences Tools & Services						4,638,431

	Machinery – 1.4%

752	BJ’s Wholesale Club, Inc., Term Loan B	5.432%	1-Month LIBOR	3.000%	2/01/24	B+	733,266

1,941	Columbus McKinnon Corporation, Term Loan B	5.303%	3-Month LIBOR	2.500%	1/31/24	Ba2	1,900,157

5,436	Gardner Denver, Inc., Term Loan B, (9)	5.272%	1-Month LIBOR	2.750%	7/30/24	BB+	5,263,734

12,290	Gates Global LLC, Term Loan B	5.272%	1-Month LIBOR	2.750%	4/01/24	B+	11,707,881

1,183	NN, Inc., Term Loan	6.272%	1-Month LIBOR	3.750%	10/19/22	B	1,154,640

3,560	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	7.303%	3-Month LIBOR	4.500%	11/27/20	CCC+	3,250,306

1,325	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.803%	3-Month LIBOR	9.000%	11/26/21	CCC–	1,137,844
26,487	Total Machinery						25,147,828

	Marine – 0.3%

1,532	American Commercial Lines LLC, Term Loan B, First Lien	11.272%	1-Month LIBOR	8.750%	11/12/20	CCC+	1,112,285

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Marine (continued)

$4,207	Harvey Gulf International Marine, Inc., Exit Term Loan	8.508%	6-Month LIBOR	6.000%	7/02/23	B	$4,196,622
5,739	Total Marine						5,308,907

	Media – 9.2%

965	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.772%	1-Month LIBOR	3.250%	7/23/21	B1	857,004

2,122	Affinion Group Holdings, Inc., Term Loan, First Lien	10.390%	3-Month LIBOR	7.750%	5/10/22	Caa1	2,089,338

3,456	Cable One, Inc., Term Loan B	4.280%	1-Month LIBOR	1.750%	5/01/24	BBB–	3,306,491

2,684	Catalina Marketing Corporation, Term Loan, First Lien, (9)	6.207%	N/A	N/A	4/09/21	D	523,362

101	Catalina Marketing Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	N/R	102,003

1,000	Catalina Marketing Corporation, Term Loan, Second Lien, (9)	0.000%	N/A	N/A	4/11/22	D	23,750

152	Catalina Marketing Corporation, Tranche A, Term Loan	12.440%	N/A	N/A	6/14/19	B2	153,004

165	Catalina Marketing Corporation, Tranche B, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Caa2	165,754

4,992	CBS Radio, Inc., Term Loan B	5.256%	1-Month LIBOR	2.750%	11/18/24	BB–	4,713,894

7,096	Cequel Communications LLC, Term Loan B	4.990%	1-Month LIBOR	2.250%	1/10/26	BB+	6,740,854

19,128	Charter Communications Operating Holdings LLC, Term Loan B	4.530%	1-Month LIBOR	2.000%	4/30/25	BBB–	18,398,812

28	Charter Communications Operating, LLC	4.030%	1-Month LIBOR	1.500%	1/31/19	BBB–	26,672

3,970	Cineworld Group PLC, Term Loan B	5.022%	1-Month LIBOR	2.500%	2/28/25	BB–	3,768,185

4,950	Clear Channel Communications, Inc., Term Loan E, (9)	10.022%	N/A	N/A	7/30/19	CC	3,346,547

44,749	Clear Channel Communications, Inc., Tranche D, Term Loan, (9)	9.272%	N/A	N/A	1/30/19	CC	30,267,890

2,985	CSC Holdings LLC, Term Loan B	4.955%	1-Month LIBOR	2.500%	1/25/26	BB+	2,871,197

1,969	CSC Holdings LLC, Refinancing Term Loan	4.705%	1-Month LIBOR	2.250%	7/17/25	BB+	1,874,265

7,741	Cumulus Media, Inc., Exit Term Loan	7.030%	1-Month LIBOR	4.500%	5/13/22	B	7,286,612

1,295	Gray Television, Inc., Term Loan B2	4.599%	1-Month LIBOR	2.250%	2/07/24	BB+	1,247,392

1,250	Gray Television, Inc., Term Loan C, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,211,388

2,356	IMG Worldwide, Inc., Term Loan B	5.280%	3-Month LIBOR	2.750%	5/18/25	B	2,175,997

20,857	Intelsat Jackson Holdings, S.A., Term Loan B, (9)	6.256%	1-Month LIBOR	3.750%	11/30/23	B1	20,285,081

1,978	Lamar Media Corp., Term Loan B	4.313%	1-Month LIBOR	1.750%	3/14/25	BBB–	1,929,722

12,087	McGraw-Hill Education Holdings LLC, Term Loan B	6.522%	1-Month LIBOR	4.000%	5/02/22	BB+	10,963,286

1,723	Mediacom Broadband LLC, Term Loan N	4.170%	1-Week LIBOR	1.750%	2/15/24	BB+	1,647,973

2,901	Meredith Corporation, Tranche Term Loan B1	5.272%	1-Month LIBOR	2.750%	1/31/25	BB	2,825,268

2,993	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	5.030%	1-Month LIBOR	2.500%	7/03/25	BB	2,891,503

3,950	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	7.030%	1-Month LIBOR	4.500%	7/03/26	B2	3,713,000

3,242	NAI Entertainment Holdings, Term Loan B	5.030%	1-Month LIBOR	2.500%	5/08/25	BB	3,063,572

1,915	Nexstar Broadcasting, Inc., Term Loan B3	4.756%	1-Month LIBOR	2.250%	1/17/24	BB+	1,818,102

11,048	Nexstar Broadcasting, Inc., Term Loan B3	4.756%	1-Month LIBOR	2.250%	1/17/24	BB+	10,490,271

1,063	Red Ventures, Term Loan B	5.522%	1-Month LIBOR	3.000%	11/08/24	BB	1,015,615

6,473	Sinclair Television Group, Term Loan B2	4.780%	1-Month LIBOR	2.250%	1/31/24	BB+	6,161,829

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$3,641	UPC Financing Partnership, Term Loan AR1, First Lien	4.955%	1-Month LIBOR	2.500%	1/15/26	BB+	$3,474,767
187,025	Total Media						161,430,400

	Multiline Retail – 0.6%

1,305	Belk, Inc., Term Loan B, First Lien, (DD1)	7.365%	2-Month LIBOR	4.750%	12/12/22	B2	1,059,135

5,657	EG America LLC, Term Loan, First Lien	6.813%	3-Month LIBOR	4.000%	2/07/25	B	5,466,326

1,386	Hudson’s Bay Company, Term Loan B, First Lien	5.756%	1-Month LIBOR	3.250%	9/30/22	BB–	1,349,732

3,633	Neiman Marcus Group, Inc., Term Loan	5.630%	1-Month LIBOR	3.250%	10/25/20	Caa2	3,082,235
11,981	Total Multiline Retail						10,957,428

	Oil, Gas & Consumable Fuels – 2.3%

2,171	BCP Renaissance Parent, Term Loan B	6.027%	3-Month LIBOR	3.500%	10/31/24	BB–	2,118,536

7,000	California Resources Corporation, Term Loan	12.897%	1-Month LIBOR	10.375%	12/31/21	B	6,930,000

6,309	California Resources Corporation, Term Loan B	7.256%	1-Month LIBOR	4.750%	12/31/22	B	6,161,883

6,451	Delek US Holdings, Inc., Initial Loan	4.772%	1-Month LIBOR	2.250%	3/31/25	BBB–	6,314,161

10,996	Fieldwood Energy LLC, Exit Term Loan	7.772%	1-Month LIBOR	5.250%	4/11/22	BB–	10,349,695

5,977	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.772%	1-Month LIBOR	7.250%	4/11/23	B+	5,278,047

3,026	Peabody Energy Corporation, Term Loan B	5.272%	1-Month LIBOR	2.750%	3/31/25	BB	2,942,518
41,930	Total Oil, Gas & Consumable Fuels						40,094,840

	Personal Products – 0.8%

4,875	Coty, Inc., Term Loan A	4.133%	1-Month LIBOR	1.750%	4/05/23	BB	4,558,125

2,494	Coty, Inc., Term Loan B	4.633%	1-Month LIBOR	2.250%	4/07/25	BB	2,309,836

9,976	Revlon Consumer Products Corporation, Term Loan B, First Lien	6.207%	3-Month LIBOR	3.500%	11/16/20	B3	7,143,822
17,345	Total Personal Products						14,011,783

	Pharmaceuticals – 2.5%

4,735	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	6.022%	1-Month LIBOR	3.500%	9/26/24	B–	4,285,442

1,000	Alphabet Holding Company, Inc., Initial Term Loan, Second Lien	10.272%	1-Month LIBOR	7.750%	9/26/25	CCC	835,000

8,642	Concordia Healthcare Corp, Exit Term Loan, (DD1)	7.890%	1-Month LIBOR	5.500%	9/06/24	B–	8,287,530

4,153	Prestige Brands, Inc., Term Loan B4	4.522%	1-Month LIBOR	2.000%	1/26/24	BB	4,014,412

988	Valeant Pharmaceuticals International, Inc., Term Loan B	5.129%	N/A	N/A	11/15/25	Ba2	939,824

26,528	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.379%	1-Month LIBOR	3.000%	6/02/25	Ba2	25,411,671
46,046	Total Pharmaceuticals						43,773,879

	Professional Services – 1.5%

5,043	Ceridian HCM Holding, Inc., Term Loan B, (9)	5.772%	1-Month LIBOR	3.250%	4/30/25	B	4,828,256

9,602	Nielsen Finance LLC, Term Loan B4	4.387%	1-Month LIBOR	2.000%	10/04/23	BBB–	9,346,608

1,436	On Assignment, Inc., Term Loan B	4.522%	1-Month LIBOR	2.000%	4/02/25	BB	1,393,945

1,271	On Assignment, Inc., Tranche Term Loan B3	4.522%	1-Month LIBOR	2.000%	6/03/22	BB	1,247,470

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Professional Services (continued)

$1,500	Paradigm Outcomes, Initial Term Loan, First Lien	6.277%	6-Month LIBOR	3.500%	10/23/25	B	$1,475,625

8,868	Skillsoft Corporation, Initial Term Loan, First Lien	7.272%	1-Month LIBOR	4.750%	4/28/21	B3	7,223,541
27,720	Total Professional Services						25,515,445

	Real Estate Management & Development – 1.5%

2,500	Forest City, Term Loan B	6.383%	1-Month LIBOR	4.000%	10/31/25	B+	2,447,913

13,300	GGP, Term Loan B	5.022%	1-Month LIBOR	2.500%	8/27/25	BB+	12,570,562

7,850	Realogy Group LLC, Term Loan A	4.705%	1-Month LIBOR	2.250%	2/08/23	BB+	7,575,250

2,118	Realogy Group LLC, Term Loan B	4.705%	1-Month LIBOR	2.250%	2/08/25	BB+	2,012,136

1,963	Trico Group LLC, Term Loan, First Lien	9.207%	3-Month LIBOR	6.500%	2/02/24	B	1,928,156
27,731	Total Real Estate Management & Development						26,534,017

	Road & Rail – 1.6%

22,033	Avolon LLC, Term Loan B	4.470%	1-Month LIBOR	2.000%	1/15/25	BBB–	21,232,405

702	Quality Distribution, Incremental Term Loan, First Lien	8.303%	3-Month LIBOR	5.500%	8/18/22	B2	689,025

3,121	Savage Enterprises LLC, Term Loan B	6.880%	1-Month LIBOR	4.500%	8/01/25	B+	3,085,630

2,993	United Rentals (North America), Inc., Term B Loan	4.272%	1-Month LIBOR	1.750%	10/31/25	BBB–	2,937,887
28,849	Total Road & Rail						27,944,947

	Semiconductors & Semiconductor Equipment – 1.1%

2,500	Cabot Microelectronics, Term Loan B	4.813%	1-Month LIBOR	2.250%	11/01/25	BB+	2,412,500

2,716	Lumileds, Term Loan B	6.212%	1-Month LIBOR	3.500%	6/30/24	B1	2,303,844

5,426	Microchip Technology., Inc., Term Loan B	4.530%	1-Month LIBOR	2.000%	5/29/25	Baa3	5,156,952

1,951	Micron Technology, Inc., Term Loan B	4.280%	1-Month LIBOR	1.750%	4/10/22	Baa2	1,920,933

7,515	ON Semiconductor Corporation, Term Loan B3	4.272%	1-Month LIBOR	1.750%	3/31/23	Baa3	7,228,521
20,108	Total Semiconductors & Semiconductor Equipment						19,022,750

	Software – 7.2%

1,901	Applied Systems, Inc., Initial Term Loan, First Lien	5.522%	1-Month LIBOR	3.000%	9/19/24	B2	1,817,864

5,892	Blackboard, Inc., Term Loan B4	7.445%	3-Month LIBOR	5.000%	6/30/21	B–	5,487,827

11,911	BMC Software, Inc., Term Loan B	7.053%	3-Month LIBOR	4.250%	10/02/25	B	11,518,448

1,572	Compuware Corporation, Term Loan, First Lien	6.006%	1-Month LIBOR	3.500%	8/25/25	B1	1,552,706

1,578	Ellucian, Term Loan B, First Lien	6.053%	3-Month LIBOR	3.250%	9/30/22	B	1,525,032

286	Globallogic Holdings, Inc., Delay Draw, Term Loan, (5)	1.625%	N/A	N/A	8/01/25	B2	276,071

1,995	Globallogic Holdings, Inc., Initial Term Loan B	5.772%	1-Month LIBOR	3.250%	8/01/25	B+	1,927,669

7,648	Greeneden U.S. Holdings II LLC, Term Loan B	5.772%	1-Month LIBOR	3.250%	12/01/23	B	7,388,675

17,817	Infor (US), Inc., Term Loan B	5.272%	1-Month LIBOR	2.750%	2/01/22	B1	17,133,831

6,484	Informatica, Term Loan B	5.772%	1-Month LIBOR	3.250%	8/05/22	B1	6,309,154

1,847	Kronos Incorporated, Term Loan B	5.541%	3-Month LIBOR	3.000%	11/20/23	B	1,761,612

1,500	Kronos Incorporated, Term Loan B, Second Lien	10.791%	3-Month LIBOR	8.250%	11/01/24	CCC	1,487,580

2,702	LANDesk Software Group, Inc., Term Loan, First Lien	6.600%	1-Month LIBOR	4.250%	1/20/24	B2	2,634,631

1,375	McAfee Holdings International, Inc., Term Loan, Second Lien	11.006%	1-Month LIBOR	8.500%	9/29/25	B–	1,369,273

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$4,609	McAfee LLC, Term Loan B	6.272%	1-Month LIBOR	3.750%	9/30/24	B1	$4,499,541

1,790	Micro Focus International PLC, New Term Loan	5.022%	1-Month LIBOR	2.500%	6/21/24	BB–	1,671,620

12,090	Micro Focus International PLC, Term Loan B	5.022%	1-Month LIBOR	2.500%	6/21/24	BB–	11,288,865

3,391	Micro Focus International PLC, Term Loan B2	4.772%	1-Month LIBOR	2.250%	11/19/21	BB–	3,238,578

1,113	Misys, New Term Loan, Second Lien	10.053%	3-Month LIBOR	7.250%	6/13/25	BB–	1,031,179

4,975	Quintiles Transnational, Dollar Term Loan B3	4.272%	1-Month LIBOR	1.750%	6/11/25	BBB–	4,822,666

2,548	RP Crown Parent LLC, Term Loan B	5.272%	1-Month LIBOR	2.750%	10/15/23	B1	2,462,063

13,846	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.772%	1-Month LIBOR	2.250%	4/16/25	BB	13,104,425

5,252	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.772%	1-Month LIBOR	2.250%	4/16/25	BB	4,970,687

6,982	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B5	4.772%	1-Month LIBOR	2.250%	4/16/25	BB	6,611,492

10,611	TIBCO Software, Inc., Term Loan, First Lien	6.010%	1-Month LIBOR	3.500%	12/04/20	B1	10,491,273
131,715	Total Software						126,382,762

	Specialty Retail – 1.0%

4,789	Academy, Ltd., Term Loan B	6.349%	1-Month LIBOR	4.000%	7/01/22	CCC+	3,218,389

932	J. Crew Group, Inc., Term Loan	5.978%	3-Month LIBOR	3.220%	3/05/21	CCC	738,696

11,545	Petco Animal Supplies, Inc., Term Loan B1	5.777%	3-Month LIBOR	3.250%	1/26/23	B2	8,536,866

4,621	Petsmart Inc., Term Loan B, First Lien	5.380%	1-Month LIBOR	3.000%	3/11/22	B3	3,667,137

1,256	Serta Simmons Holdings LLC, Term Loan, Second Lien	10.432%	1-Month LIBOR	8.000%	11/08/24	CCC	905,227
23,143	Total Specialty Retail						17,066,315

	Technology Hardware, Storage & Peripherals – 2.0%

974	Dell International LLC, Replacement Term Loan A2	4.280%	1-Month LIBOR	1.750%	9/07/21	BBB–	948,385

23,587	Dell International LLC, Refinancing Term Loan B, (9)	4.530%	1-Month LIBOR	2.000%	9/07/23	BBB–	22,731,946

12,172	Western Digital, Term Loan B	4.256%	1-Month LIBOR	1.750%	4/29/23	Baa2	11,644,372
36,733	Total Technology Hardware, Storage & Peripherals						35,324,703

	Thrifts & Mortgage Finance – 0.1%

2,102	Ocwen Financial Corporation, Term Loan B, First Lien	7.504%	1-Month LIBOR	5.000%	12/05/20	B+	2,070,090

	Trading Companies & Distributors – 0.3%

3,456	Hayward Industries, Inc., Initial Term Loan, First Lien	6.022%	1-Month LIBOR	3.500%	8/05/24	B	3,333,829

1,626	Utility One Source, Term Loan B	8.021%	1-Month LIBOR	5.500%	4/18/23	B	1,625,957
5,082	Total Trading Companies & Distributors						4,959,786

	Transportation Infrastructure – 0.2%

1,500	Atlantic Aviation FBO Inc., Term Loan	6.530%	1-Month LIBOR	3.750%	12/06/25	BB	1,490,625

1,995	Ceva Group PLC, Term Loan, First Lien	6.553%	3-Month LIBOR	3.750%	8/04/25	BB–	1,945,125
3,495	Total Transportation Infrastructure						3,435,750

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Wireless Telecommunication Services – 1.0%

$18,010	Sprint Corporation, Term Loan, First Lien	5.063%	1-Month LIBOR	2.500%	2/02/24	BB+	$17,184,407
$1,645,304	Total Variable Rate Senior Loan Interests (cost $1,624,442,742)						1,538,640,131

Principal Amount (000)	Description (1)	Coupon			Maturity	Ratings (4)	Value

	CORPORATE BONDS – 11.9%

	Commercial Services & Supplies – 0.5%

$8,000	ADT Security Corporation	6.250%			10/15/21	BB–	$8,110,000

	Communications Equipment – 1.3%

160	Avaya Inc., 144A, (6), (9)	7.000%			4/01/19	N/R	—

3,950	Avaya Inc., 144A, (6), (9)	10.500%			3/01/21	N/R	—

11,967	Intelsat Jackson Holdings SA	5.500%			8/01/23	CCC+	10,411,290

12,000	Intelsat Jackson Holdings SA, 144A	9.750%			7/15/25	CCC+	12,033,600
28,077	Total Communications Equipment						22,444,890

	Containers & Packaging – 0.8%

14,052	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.750%			10/15/20	B+	14,016,932

	Diversified Telecommunication Services – 0.8%

12,795	CSC Holdings LLC, 144A	10.125%			1/15/23	B+	13,764,349

	Health Care Providers & Services – 2.0%

10,000	HCA Inc.	6.500%			2/15/20	BBB–	10,250,000

3,000	HCA Inc.	7.500%			2/15/22	Ba2	3,187,500

14,000	HCA Inc.	5.875%			3/15/22	BBB–	14,350,000

2,000	Tenet Healthcare Corporation	6.000%			10/01/20	BB–	2,025,000

3,000	Tenet Healthcare Corporation	4.500%			4/01/21	BB–	2,917,500

2,000	Tenet Healthcare Corporation	4.375%			10/01/21	BB–	1,935,000
34,000	Total Health Care Providers & Services						34,665,000

	Hotels, Restaurants & Leisure – 1.4%

12,630	MGM Resorts International	6.750%			10/01/20	BB	12,977,325

3,000	MGM Resorts International	7.750%			3/15/22	BB	3,191,250

7,950	Scientific Games International Inc.	10.000%			12/01/22	B–	8,049,295
23,580	Total Hotels, Restaurants & Leisure						24,217,870

	Household Durables – 0.2%

4,000	Lennar Corporation	4.500%			6/15/19	BBB–	3,990,000

	Media – 1.0%

1,000	CCO Holdings LLC / CCO Holdings Capital Corporation	5.750%			9/01/23	BB+	995,000

200	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%			7/23/20	BBB–	199,752

2,000	DISH DBS Corporation	6.750%			6/01/21	BB	1,979,400

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Media (continued)

$7,091	iHeartCommunications Inc., (9)	9.000%	12/15/19	CC	$4,750,970

18,490	iHeartCommunications Inc., (cash 12.000%, PIK 2.000%), (9)	14.000%	2/01/21	C	2,033,891

2,000	Intelsat Luxembourg SA	8.125%	6/01/23	CCC–	1,550,000

5,500	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	5,252,500
36,281	Total Media				16,761,513

	Oil, Gas & Consumable Fuels – 0.4%

7,385	California Resources Corporation, 144A	8.000%	12/15/22	B–	5,003,338

1,872	Denbury Resources Inc., 144A	9.250%	3/31/22	B+	1,726,920
9,257	Total Oil, Gas & Consumable Fuels				6,730,258

	Pharmaceuticals – 0.1%

2,240	Advanz Pharma Corporation	8.000%	9/06/24	B–	2,105,600

	Real Estate Management & Development – 0.5%

9,905	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B1	9,409,750

	Semiconductors & Semiconductor Equipment – 0.1%

771	Advanced Micro Devices Inc.	7.500%	8/15/22	B+	826,897

1,860	Advanced Micro Devices Inc.	7.000%	7/01/24	B+	1,911,150
2,631	Total Semiconductors & Semiconductor Equipment				2,738,047

	Software – 1.0%

6,150	Infor US Inc., 144A	5.750%	8/15/20	B1	6,168,450

11,000	TIBCO Software Inc., 144A	11.375%	12/01/21	CCC+	11,522,500
17,150	Total Software				17,690,950

	Wireless Telecommunication Services – 1.8%

5,000	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC–	4,300,000

7,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	6,863,360

15,195	Sprint Communications Inc.	7.000%	8/15/20	B+	15,556,641

2,000	Sprint Corporation	7.250%	9/15/21	B+	2,047,000

1,000	Sprint Corporation	7.875%	9/15/23	B+	1,026,250

2,000	T-Mobile USA Inc.	6.000%	3/01/23	BB+	2,009,860
32,195	Total Wireless Telecommunication Services				31,803,111
$234,163	Total Corporate Bonds (cost $226,637,401)				208,448,270

Shares	Description (1)				Value

	COMMON STOCKS – 0.8%

	Diversified Consumer Services – 0.0%

52,387	Cengage Learning Holdings II Inc., (7), (8)				$235,742

	Energy Equipment & Services – 0.1%

55,585	C&J Energy Services Inc., (7)				750,397

76,990	Transocean Ltd				534,311

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

2,052	Vantage Drilling International, (7), (8)	$533,520
	Total Energy Equipment & Services	1,818,228

	Health Care Providers & Services – 0.0%

65,945	Millennium Health LLC, (7), (8)	4,352

61,430	Millennium Health LLC, (6), (7)	121,655

57,666	Millennium Health LLC, (6), (7)	108,433
	Total Health Care Providers & Services	234,440

	Industrials – 0.1%

49,473	HGIM Corporation, (8)	2,003,656

	Marine – 0.0%

11,073	HGIM Corporation, (7), (8)	431,847

	Media – 0.1%

95,215	Cumulus Media Inc., (7)	1,028,322

	Pharmaceuticals – 0.0%

18,761	Advanz Pharma Corporation, (7)	352,144

	Software – 0.5%

519,073	Avaya Holdings Corporation, (7)	7,557,703

	Specialty Retail – 0.0%

9,046	Gymboree Holding Corporation, (7), (8)	37,315

24,628	Gymboree Holding Corporation, (7), (8)	101,590
	Total Specialty Retail	138,905
	Total Common Stocks (cost $21,220,297)	13,800,987

Shares	Description (1)	Value

	COMMON STOCK RIGHTS – 0.0%

	Oil, Gas & Consumable Fuels – 0.0%

3,829	Fieldwood Energy LLC, (7), (8)	$137,844

18,956	Fieldwood Energy LLC, (6), (7)	635,208
	Total Common Stock Rights (cost $541,054)	773,052

Shares	Description (1)	Value

	WARRANTS – 0.0%

16,108	Avaya Holdings Corporation	$64,432
	Total Warrants (cost $1,365,820)	64,432
	Total Long-Term Investments (cost $1,874,207,314)	1,761,726,872
	Other Assets Less Liabilities – (0.8)%	(14,673,075)
	Net Assets – 100%	$1,747,053,797

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$1,538,640,131	$—		$1,538,640,131
Corporate Bonds	—	208,448,270	—	*	208,448,270
Common Stocks	10,222,877	3,348,022	230,088		13,800,987
Common Stock Rights	—	137,844	635,208		773,052
Warrants	—	64,432	—		64,432
Total	$10,222,877	$1,750,638,699	$865,296		$1,761,726,872
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

Tax cost of investments	$1,885,912,244
Gross unrealized:
Appreciation	$1,219,566
Depreciation	(125,404,938)
Net unrealized appreciation (depreciation) of investments	$(124,185,372)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(8)	For fair value measurement disclosure purposes, investment classified as Level 2.

(9)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 1, 2019

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2019